Long-term debt (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Debt [Table Text Block]
For the twelve months ended January 31,
2014	$5,089
2015	5,594
2016	6,149
2017	562
2018	-
17,394
Less current maturities	(5,089)
$12,305